Document and Entity Information	Oct. 30, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2024
Registrant Name	Fidelity Union Street Trust II
Central Index Key	0000880797
Investment Company Type	N-1A
Amendment Flag	false